Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Parenthetical) (Detail) - Popular, Inc. Holding Co. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Interest income from subsidiaries and affiliate	$ 1,188	$ 1,829	$ 17,551
Expenses
Operating expenses for services by subsidiaries and affiliates	7,309	6,882	8,412
Expense reimbursement by subsidiaries for services provided by parent	$ 74,799	$ 67,021	$ 60,402